Financial instruments - valuation - Level 3 Sensitivities of Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value of liabilities
Specified target level of certainty for assumptions of unobservable inputs	90.00%
Recurring fair value measurement
Fair value of liabilities
Liabilities	£ 130,578	£ 129,156
Recurring fair value measurement | Trading deposits
Fair value of liabilities
Liabilities	43,966	43,127
Recurring fair value measurement | Short positions, trading
Fair value of liabilities
Liabilities	10,491	9,803
Recurring fair value measurement | Interest rate
Fair value of liabilities
Liabilities	31,532	38,483
Recurring fair value measurement | Foreign exchange
Fair value of liabilities
Liabilities	40,306	33,586
Recurring fair value measurement | Other derivatives
Fair value of liabilities
Liabilities	244	326
Recurring fair value measurement | Debt securities in issue
Fair value of liabilities
Liabilities	1,736	1,608
Recurring fair value measurement | Other deposits
Fair value of liabilities
Liabilities	1,812	1,280
Recurring fair value measurement | Level 3
Fair value of liabilities
Liabilities	494	691	£ 976
Sensitivity favourable	30	20
Sensitivity unfavourable	(40)	(20)
Recurring fair value measurement | Level 3 | Trading deposits
Fair value of liabilities
Liabilities		1
Recurring fair value measurement | Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	1	2
Recurring fair value measurement | Level 3 | Derivatives
Fair value of liabilities
Liabilities	465	685	£ 975
Recurring fair value measurement | Level 3 | Interest rate
Fair value of liabilities
Liabilities	279	439
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring fair value measurement | Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	66	58
Recurring fair value measurement | Level 3 | Other derivatives
Fair value of liabilities
Liabilities	120	188
Sensitivity favourable	10	10
Sensitivity unfavourable	(10)	(10)
Recurring fair value measurement | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	£ 3
Recurring fair value measurement | Level 3 | Other deposits
Fair value of liabilities
Liabilities	25
Sensitivity favourable	10
Sensitivity unfavourable	£ (20)